Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash from operating activities:
Net loss			$ 0	$ 0
Change in operating assets and liabilities:
Net cash provided by operating activities			0	0
Cash from investing activities:
Net cash used in investing activities			0	0
Cash from financing activities:
Net cash provided by (used in) financing activities			0	0
Net increase (decrease) in cash, cash equivalents and restricted cash			0	0
Cash, cash equivalents and restricted cash, beginning of period	$ 0	$ 0	0
Cash, cash equivalents and restricted cash, end of period			0	0
Vacasa Holdings LLC
Cash from operating activities:
Net loss	(36,410)	(47,040)	(92,338)	(84,872)
Adjustments to reconcile net loss to net cash provided by operating activities:
Bad debt expense	1,159	4,646	6,403	1,272
Depreciation	12,721	11,381	15,483	5,705
Amortization of intangible assets	30,778	14,519	18,817	7,984
Deferred income taxes	(178)	(417)	(556)	(77)
Other gains and losses	1,381	790	(36)	727
Fair value adjustment on warrant derivative liabilities	10,317	4,324	6,636	931
Loss on debt extinguishment				2,136
Non-cash interest expense	6,221	2,997	5,145	135
Equity-based compensation expense	5,273	1,872	3,349	69
Change in operating assets and liabilities:
Accounts receivable	20,351	4,080	2,295	(7,246)
Prepaid expenses and other assets	(10,794)	12,154	13,384	(10,836)
Accounts payable	11,028	1,763	(3,491)	(16,748)
Funds payable to owners	17,594	(8,931)	(17,250)	31,652
Hospitality and sales taxes payable	9,605	6,009	3,952	1,961
Deferred revenue and future stay credits	(16,470)	22,007	24,980	19,386
Accrued expenses and other liabilities	13,714	7,562	10,800	12,365
Net cash provided by operating activities	76,290	37,716	(2,427)	(35,456)
Cash from investing activities:
Purchases of property and equipment	(3,646)	(1,590)	(1,619)	(4,528)
Proceeds from sale of property and equipment				2,321
Cash paid for internally developed software	(4,874)	(6,713)	(7,856)	(16,940)
Cash paid for business combinations, net of cash acquired	(63,477)	(2,141)	(3,519)	(115,037)
Other investing activities			323	(225)
Net cash used in investing activities	(71,997)	(10,444)	(12,671)	(134,409)
Cash from financing activities:
Cash paid for business combinations	(9,421)	(7,235)	(9,461)	(9,131)
Proceeds from issuance of long-term debt		115,931	115,931
Payments on long term debt	(125)	(10,127)	(10,169)	(5,125)
Proceeds from issuance of preferred units, net of issuance costs			500	313,038
Other financing activities	(179)	(280)	(339)
Net cash provided by (used in) financing activities	(9,725)	98,289	96,462	298,782
Effect of exchange rate fluctuations on cash, cash equivalents, and restricted cash	(84)	(177)	159	12
Net increase (decrease) in cash, cash equivalents and restricted cash	(5,516)	125,384	81,523	128,929
Cash, cash equivalents and restricted cash, beginning of period	291,012	209,489	209,489	80,560
Cash, cash equivalents and restricted cash, end of period	285,496	334,873	291,012	209,489
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of refunds	291	28	188	37
Cash paid for interest	3,539	$ 915	$ 1,280	1,141
Issuance of common units for consideration in a business combination	$ 573,800			$ 1,172